Carnival Corporation & PLC Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
Statement of Comprehensive Income [Abstract]
Net Income	$ 3,152	$ 2,606	$ 2,779
Items Included in Other Comprehensive (Loss) Income
Change in foreign currency translation adjustment	(199)	590	(675)
Other	32	82	(38)
Other Comprehensive (Loss) Income	(167)	672	(713)
Total Comprehensive Income	$ 2,986	$ 3,278	$ 2,066